Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Consumer Discretionary (11.2%)
	McDonald's Corp.	5,331	1,407
	Dollar General Corp.	5,944	1,286
*	Liberty Media Corp.- Liberty Braves Class C	29,101	974
*	Grand Canyon Education Inc.	8,278	938
	Electronic Arts Inc.	6,949	771
	Service Corp. International	10,919	737
	World Wrestling Entertainment Inc. Class A	6,291	528
	Madison Square Garden Sports Corp.	2,632	503
	Walmart Inc.	3,421	486
[1]	Sirius XM Holdings Inc.	95,443	419
*	Liberty Media Corp.- Liberty Braves Class A	10,319	353
	H&R Block Inc.	8,371	308
*	QuinStreet Inc.	14,589	248
	Laureate Education Inc.	18,536	220
	Target Corp.	801	135
*	Adtalem Global Education Inc.	3,415	134
*	Stride Inc.	2,387	101
	Graham Holdings Co. Class B	139	87
*	Knowles Corp.	2,273	39
	Scholastic Corp.	397	18
			9,692
Consumer Staples (12.2%)
	Church & Dwight Co. Inc.	14,863	1,245
	McKesson Corp.	3,249	1,136
	Procter & Gamble Co.	7,719	1,062
	Colgate-Palmolive Co.	12,111	888
	Hershey Co.	3,482	830
	Hormel Foods Corp.	18,143	805
	Altria Group Inc.	13,942	647
	Flowers Foods Inc.	22,518	628
	John B Sanfilippo & Son Inc.	5,693	511
	Kimberly-Clark Corp.	4,024	503
	Kellogg Co.	7,259	479
	CVS Health Corp.	5,678	474
	Mondelez International Inc. Class A	4,862	317
	Weis Markets Inc.	3,346	256
	Universal Corp.	4,837	245
[1]	PetMed Express Inc.	12,460	234
	Coca-Cola Co.	1,837	109
	Lancaster Colony Corp.	359	69
	PepsiCo Inc.	363	63
	J M Smucker Co.	405	60

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	2,198	60
			10,621
Energy (3.3%)
	Chevron Corp.	6,747	1,085
	Exxon Mobil Corp.	9,682	1,064
	Williams Cos. Inc.	16,329	492
	Kinder Morgan Inc.	12,617	215
			2,856
Financials (15.4%)
	City Holding Co.	13,218	1,298
	First Financial Corp.	28,272	1,243
	Safety Insurance Group Inc.	14,286	1,153
*	Enstar Group Ltd.	4,717	1,153
*	White Mountains Insurance Group Ltd.	640	924
*	Columbia Financial Inc.	40,904	863
	Westamerica BanCorp	13,140	724
	AMERISAFE Inc.	11,059	603
	Waterstone Financial Inc.	36,257	584
	Northwest Bancshares Inc.	41,179	569
	Broadridge Financial Solutions Inc.	2,955	416
	Travelers Cos. Inc.	2,225	412
	Great Southern Bancorp Inc.	6,007	349
	CME Group Inc.	1,765	327
	Intercontinental Exchange Inc.	2,925	298
	Progressive Corp.	1,600	230
	Community Trust Bancorp Inc.	5,260	225
	Camden National Corp.	5,103	210
	TFS Financial Corp.	14,399	209
	Donegal Group Inc. Class A	13,500	207
*	Blue Foundry Bancorp	14,494	177
	Stock Yards Bancorp Inc.	2,986	175
	Cboe Global Markets Inc.	1,357	171
	CVB Financial Corp.	6,076	145
	Horace Mann Educators Corp.	3,515	130
	HarborOne Bancorp Inc.	9,210	126
	Southside Bancshares Inc.	1,703	65
	Capitol Federal Financial Inc.	6,869	58
*	FVCBankcorp Inc.	3,952	53
	TrustCo Bank Corp. NY	1,279	48
	Employers Holdings Inc.	921	41
	HomeTrust Bancshares Inc.	1,243	36
[1]	Bank First Corp.	403	33
	Macatawa Bank Corp.	3,001	33
	Bank of Marin Bancorp	1,020	30
			13,318
Health Care (16.9%)
	Merck & Co. Inc.	13,681	1,453
	AbbVie Inc.	8,663	1,333
	Johnson & Johnson	8,555	1,311
	Bristol-Myers Squibb Co.	17,486	1,206
	Gilead Sciences Inc.	14,782	1,190
	Amgen Inc.	4,352	1,008
	National HealthCare Corp.	14,175	790
*	Computer Programs and Systems Inc.	23,242	698
*	HealthStream Inc.	26,414	678
*	NextGen Healthcare Inc.	32,878	595
	Eli Lilly & Co.	1,863	580

		Shares	Market Value ($000)
*	United Therapeutics Corp.	2,359	580
	Becton Dickinson and Co.	2,217	520
*	Prestige Consumer Healthcare Inc.	8,014	483
*	Incyte Corp.	5,552	427
	Pfizer Inc.	10,390	422
*	Vertex Pharmaceuticals Inc.	1,441	418
*	Amphastar Pharmaceuticals Inc.	8,212	262
	Perrigo Co. plc	5,452	205
	Chemed Corp.	251	131
*	Regeneron Pharmaceuticals Inc.	123	94
	Premier Inc. Class A	2,628	85
	Royalty Pharma plc Class A	1,705	61
	UnitedHealth Group Inc.	117	56
*	Theravance Biopharma Inc.	2,954	32
			14,618
Industrials (10.7%)
	Lockheed Martin Corp.	3,066	1,454
	Northrop Grumman Corp.	2,858	1,326
*	FTI Consulting Inc.	5,816	1,069
	Jack Henry & Associates Inc.	6,486	1,065
*	Huron Consulting Group Inc.	15,157	1,064
*	OSI Systems Inc.	11,090	1,026
	Cass Information Systems Inc.	16,037	775
	Heartland Express Inc.	33,403	539
*	L3Harris Technologies Inc.	1,696	358
	Accenture plc Class A	1,207	321
	Illinois Tool Works Inc.	465	108
*	Vishay Precision Group Inc.	1,249	54
	PFSweb Inc.	7,545	49
	Ennis Inc.	1,043	23
	Argan Inc.	438	17
			9,248
Real Estate (1.2%)
	Equity Commonwealth	49,622	1,053
Technology (16.7%)
	Roper Technologies Inc.	3,272	1,408
	Amdocs Ltd.	15,172	1,390
	International Business Machines Corp.	10,283	1,330
	Texas Instruments Inc.	7,726	1,325
	Dolby Laboratories Inc. Class A	12,803	1,053
	Apple Inc.	6,568	968
	Oracle Corp.	8,233	720
*	Verint Systems Inc.	19,200	718
*	Rogers Corp.	4,731	696
	Microsoft Corp.	2,493	622
*	Super Micro Computer Inc.	5,929	581
	Hewlett Packard Enterprise Co.	34,038	531
	Gen Digital Inc. (XNGS)	24,214	472
	Leidos Holdings Inc.	4,371	424
	NetApp Inc.	6,303	407
*	Alphabet Inc. Class A	4,445	400
*	NetScout Systems Inc.	12,421	353
	Analog Devices Inc.	1,412	259
*	Envestnet Inc.	3,547	222
*	TTM Technologies Inc.	9,720	129
	CSG Systems International Inc.	1,373	77
*	Cirrus Logic Inc.	736	76

		Shares	Market Value ($000)
*	Altair Engineering Inc. Class A	800	51
*	Alphabet Inc. Class C	514	46
	Dell Technologies Inc. Class C	1,072	44
	PC Connection Inc.	862	38
*	CommVault Systems Inc.	591	35
*	Rambus Inc.	768	34
*	TrueCar Inc.	12,780	30
	Shutterstock Inc.	272	20
			14,459
Telecommunications (6.5%)
*	T-Mobile US Inc.	9,701	1,379
	Verizon Communications Inc.	33,926	1,317
	AT&T Inc.	54,714	1,035
	Cisco Systems Inc.	10,518	509
	InterDigital Inc.	6,110	446
*	United States Cellular Corp.	14,731	355
	Shenandoah Telecommunications Co.	14,952	292
	ATN International Inc.	6,746	284
*	Anterix Inc.	1,279	39
	Motorola Solutions Inc.	85	22
			5,678
Utilities (5.3%)
	Chesapeake Utilities Corp.	9,238	1,183
	Consolidated Edison Inc.	8,749	782
	Northwest Natural Holding Co.	12,506	605
	Duke Energy Corp.	6,154	580
	WEC Energy Group Inc.	5,189	460
	NorthWestern Corp.	4,609	266
	Waste Management Inc.	1,651	247
	Spire Inc.	1,860	131
	MGE Energy Inc.	1,817	129
	ONE Gas Inc.	1,091	88
	CMS Energy Corp.	1,004	59
	DTE Energy Co.	358	39
			4,569
Total Common Stocks (Cost $82,745)			86,112
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $835)	8,356	836
Total Investments (100.4%) (Cost $83,580)			86,948
Other Assets and Liabilities—Net (-0.4%)			(366)
Net Assets (100%)			86,582
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $667,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $740,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	1	199	3
Micro E-mini S&P 500 Index	March 2023	5	99	(2)
				1
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.